UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2012
                                               -------------
Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):        [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            MM Capital, LLC
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Address:         1325 Avenue of The Americas, 28th Floor
          -------------------------------------------------
                 New York, New York 10019
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Form 13F File Number: 028-13800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Markus Hausberger
          -------------------------------------------------
Title:           Managing Member
          -------------------------------------------------
Phone:           (212) 763-8432
          -------------------------------------------------
Signature, Place, and Date of Signing:

             /s/ Markus Hausberger             New York, NY     May 11, 2012
          -------------------------------   ----------------- -----------------
                      [Signature]             [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        ----------------------
Form 13F Information Table Entry Total:          11
                                        ----------------------
Form 13F Information Table Value Total:    $133,703
                                        ----------------------
                                             (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                           FORM 13F INFORMATION TABLE

        COLUMN 1        COLUMN 2   COLUMN 3   COLUMN 4             COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
                        TITLE OF               VALUE      SHARES/            PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
    NAME OF ISSUER       CLASS       CUSIP    (X1000)     PRN AMT   SH/PRN   CALL  DISCRETION  MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Sanofi                   Right     80105N113       30      22,300    SH        Put    Sole                 22,300
                        2/31/2020
------------------------------------------------------------------------------------------------------------------------------------
Sanofi                   Right     80105N113       61      45,200    SH        Put    Sole                 45,200
                        2/31/2020
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF Tr     TR Unit    78462F103   15,769     111,991    SH               Sole                111,991
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF Tr     TR Unit    78462F103   11,603      82,400    SH        Call   Sole                 82,400
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF Tr     TR Unit    78462F103    8,392      59,600    SH        Call   Sole                 59,600
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF Tr     TR Unit    78462F103   18,108     128,600    SH        Put    Sole                128,600
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF Tr     TR Unit    78462F103   44,834     318,400    SH        Put    Sole                318,400
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF Tr     TR Unit    78462F103   11,208      79,600    SH        Put    Sole                 79,600
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF Tr     TR Unit    78462F103    3,591      25,500    SH        Put    Sole                 25,500
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF Tr     TR Unit    78462F103    5,632      40,000    SH        Put    Sole                 40,000
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF Tr     TR Unit    78462F103   14,475     102,800    SH        Put    Sole                102,800
------------------------------------------------------------------------------------------------------------------------------------